Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Florida — 0.3%
Transportation — 0.3%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	$585	$ 603,734
Pennsylvania — 138.8%
Corporate — 2.8%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	500	501,216
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	1,900	1,820,488
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	869,431
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	135	132,922
Series A, AMT, 4.05%, 04/01/34(a)	1,255	1,255,000
		4,579,057
County/City/Special District/School District — 20.9%
Altoona Area School District, GO, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,209,899
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,641,724
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,229,066
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,053,382
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	1,685	1,734,482
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	685	637,718
4.75%, 03/01/50	1,510	1,343,845
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,623,765
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,416,505
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	106,912
Coatesville School District, GO, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	160	99,093
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	888,116
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	719,168
Coatesville School District, Refunding GO, CAB(d)
Series B, (BAM SAW), 0.00%, 10/01/33	275	185,715
Series B, (BAM SAW), 0.00%, 10/01/34	550	340,634
Series C, (BAM SAW), 0.00%, 10/01/33	360	234,332
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	120	120,134
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	1,001,371
AMT, 5.50%, 06/30/43	2,500	2,707,293
AMT, 6.00%, 06/30/61	1,305	1,420,058
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/44	1,000	1,030,929
Series A, (SAW), 5.50%, 09/01/48	2,500	2,711,551
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,777,697
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(d)	6,145	4,967,338
Security	Par (000)	Value
County/City/Special District/School District (continued)
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/36	$870	$ 926,857
State Public School Building Authority, RB(d)
(AGM SAW), 0.00%, 12/15/24	1,980	1,934,060
(AGM SAW), 0.00%, 12/15/25	1,770	1,667,858
		34,729,502
Education — 21.9%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	590	545,585
5.00%, 10/01/49	430	366,826
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,393,874
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,560,840
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(e)	1,255	1,277,004
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	227,785
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,172,002
Pennsylvania Higher Education Assistance Agency, RB
Series 1C, AMT, 06/01/51(c)	3,130	2,984,282
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	254,272
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	497,247
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 4.00%, 06/15/26(e)	25	25,373
Series AT-2, 4.00%, 06/15/34	1,975	1,989,688
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	504,912
Series A, 5.00%, 11/01/31	845	869,669
Series A, (AGM), 4.00%, 05/01/50	4,645	3,999,448
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	267,192
5.00%, 06/15/39	335	325,169
4.00%, 12/01/48	3,300	3,090,299
5.00%, 06/15/49	935	850,601
5.00%, 06/15/50	575	494,834
5.25%, 11/01/52	1,355	1,399,376
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	287,215
6.25%, 05/01/42(b)	1,250	1,163,226
Series 2015, 5.00%, 04/01/45	2,170	2,176,505
Series A, 5.25%, 06/15/52	375	348,756
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, (AGM), 3.79%, 11/01/38(a)	2,275	2,275,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	2,112,451
		36,459,431
Health — 36.1%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,098,782
Series D2, 4.47%, 11/15/47(a)	1,040	1,033,064
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,688,986
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,266,207
Series A, 5.00%, 04/01/47	700	707,501
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	$1,000	$ 750,923
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	1,000	1,017,460
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(e)	255	257,428
5.00%, 01/01/29(e)	580	633,091
4.00%, 01/01/36	395	370,897
4.13%, 01/01/38	160	147,523
5.00%, 01/01/38	1,290	1,290,582
Doylestown Hospital Authority, RB
5.00%, 07/01/29(e)	50	55,134
5.00%, 07/01/49	450	416,744
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	2,060	1,843,077
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,461,364
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(e)	7,000	7,006,043
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	577,722
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	482,456
5.00%, 12/01/49	420	409,859
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	590,441
Series A, 5.00%, 09/01/37	840	873,520
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	180,154
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	204,464
5.00%, 12/01/46	400	392,424
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,144,690
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,005,667
5.00%, 08/15/48	1,125	1,138,849
Series A1, (AGM), 4.00%, 08/15/43	2,085	1,961,618
Series A1, 5.25%, 08/15/53	2,085	2,229,589
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	935,972
Series B, 4.00%, 03/15/40	8,000	7,994,981
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,219,947
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,000,934
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,045,565
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(e)	2,495	2,718,534
5.00%, 12/01/48	1,255	1,289,374
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,466,053
		59,907,619
Housing — 6.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,730	1,893,487
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	$1,650	$ 1,745,431
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,040,356
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,030	2,078,455
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,058,103
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	810	352,737
Series A, 4.00%, 12/01/46	2,970	1,293,370
Series A, 4.00%, 12/01/51	805	350,560
		10,812,499
State — 3.7%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,275,550
5.00%, 05/01/42	1,505	1,492,670
Commonwealth of Pennsylvania, GO, Series 1, 4.00%, 03/01/38	3,355	3,367,917
		6,136,137
Tobacco — 6.0%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,404,373
5.00%, 06/01/35	1,295	1,362,604
(AGM), 4.00%, 06/01/39	4,300	4,254,841
		10,021,818
Transportation — 30.3%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	500	529,890
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	1,100	1,132,568
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,110	2,177,936
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,287,603
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	9,380	9,366,401
AMT, 5.25%, 06/30/53	2,480	2,569,540
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,706,728
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	385	395,289
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,028,725
Series 1, Subordinate, 5.00%, 12/01/40	2,035	2,208,553
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,120,082
Series A, Subordinate, 4.00%, 12/01/46	1,000	934,238
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,299,723
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,316,783
Pennsylvania Turnpike Commission, RB, CAB(d)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	936,944
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,991,685
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	775	836,848
Series B-2, (AGM), 5.00%, 06/01/35	1,850	1,937,871
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,426,158

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	$2,305	$ 2,492,089
5.25%, 06/01/52	8,000	8,564,774
		50,260,428
Utilities — 10.6%
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	785,662
Series A, (AGM), 5.00%, 12/01/40	1,000	1,007,290
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,160,032
Series A, 5.25%, 10/01/52	810	834,377
Series C, 5.50%, 06/01/52	1,900	2,066,898
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,240	1,249,471
Series B, (AGM), 5.50%, 09/01/53	2,480	2,705,310
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	948,211
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 4.50%, 12/01/38(a)	1,000	1,000,000
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/30	800	813,510
5.00%, 08/01/31	600	608,015
5.00%, 08/01/32	800	810,680
5.00%, 08/01/33	400	405,329
5.00%, 08/01/34	700	709,334
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	574,712
		17,678,831
Total Municipal Bonds in Pennsylvania		230,585,322
Puerto Rico — 5.4%
State — 5.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	258,492
Series A-1, Restructured, 5.00%, 07/01/58	629	626,165
Series A-2, Restructured, 4.78%, 07/01/58	46	44,610
Series A-2, Restructured, 4.33%, 07/01/40	519	506,233
Series B-1, Restructured, 4.75%, 07/01/53	208	202,710
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,262,299
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,634,122
Series B-2, Restructured, 4.78%, 07/01/58	274	265,964
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,575	1,113,974
Total Municipal Bonds in Puerto Rico		8,914,569
Total Municipal Bonds — 144.5% (Cost: $244,728,531)		240,103,625
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 6.8%
Education — 6.1%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	$10,160	$ 10,095,804
Health — 0.7%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	1,175	1,167,576
Total Municipal Bonds in Pennsylvania		11,263,380
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8% (Cost: $11,285,849)		11,263,380
Total Long-Term Investments — 151.3% (Cost: $256,014,380)		251,367,005

	Shares
Short-Term Securities
	Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	5,942,256	5,942,850
	Total Short-Term Securities — 3.6% (Cost: $5,942,842)	5,942,850
	Total Investments — 154.9% (Cost: $261,957,222)	257,309,855
	Liabilities in Excess of Other Assets — (0.7)%	(1,161,478)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%	(7,661,535)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.6)%	(82,386,938)
	Net Assets Applicable to Common Shares — 100.0%	$ 166,099,904

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,292,797	$ —	$ (11,350,524)(a)	$ 2,119	$ (1,542)	$ 5,942,850	5,942,256	$ 124,886	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 240,103,625	$ —	$ 240,103,625
Municipal Bonds Transferred to Tender Option Bond Trusts	—	11,263,380	—	11,263,380
Short-Term Securities
Money Market Funds	5,942,850	—	—	5,942,850
	$5,942,850	$251,367,005	$—	$257,309,855
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(7,560,000)	$—	$(7,560,000)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(90,160,000)	$—	$(90,160,000)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments